Share-based Payments Arrangement - CHIEF's Employee Stock Options Outstanding (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 31, 2022 $ / shares	Sep. 30, 2021 $ / shares	Nov. 13, 2020 $ / shares	Jul. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Grant Date 2017.12.19 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 124.70			$ 124.70	$ 128.70		$ 132.70	$ 135.60
Number of Options Outstanding	0	213.25	427.50					897.00
Weighted-average Remaining Contractual Life (Years)	0 years	11 months 15 days	1 year 11 months 15 days
Weighted-average Exercise Price	$ 0	$ 128.70	$ 132.70					$ 135.60
Options Exercisable Number of Options	0	213.25	213.75
Option Exercisable Weighted-average Exercise Price	$ 0	$ 128.70	$ 132.70
Granted Date 2018.10.31 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 130.30			130.30	134.50		$ 138.70	$ 141.70
Number of Options Outstanding	0	10.50	21.00					46.00
Weighted-average Remaining Contractual Life (Years)	9 months 29 days	1 year 9 months 29 days	2 years 9 months 29 days
Weighted-average Exercise Price	$ 0	$ 134.50	$ 138.70					$ 141.70
Options Exercisable Number of Options	0	0	0
Option Exercisable Weighted-average Exercise Price	$ 0	$ 0	$ 0
Granted Date 2020.11.13 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 193.50			$ 193.50	$ 199.70	$ 206.00
Number of Options Outstanding	142.25	194.00	200.00					0
Weighted-average Remaining Contractual Life (Years)	2 years 10 months 13 days	3 years 10 months 13 days	4 years 10 months 13 days
Weighted-average Exercise Price	$ 193.50	$ 199.70	$ 206.00					$ 0
Options Exercisable Number of Options	0.50	0	0
Option Exercisable Weighted-average Exercise Price	$ 193.50	$ 0	$ 0